Combined and Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares Class A		Ordinary Shares Class B		Subscription receivable	Additional Paid-in Capital	Retained Earnings	Total
Balance at Jun. 30, 2023		$ 1,934	[1]	$ 516	[1]		$ 28,503	$ 17,923,335	$ 17,954,288
Balance (in Shares) at Jun. 30, 2023	[1]	30,936		206,598
Issuance of shares for private placement		$ 50	[1]		[1]	(1,350,000)	2,999,935		1,649,985
Issuance of shares for private placement (in shares)	[1]	800
Net income (loss) for the year			[1]		[1]			3,140,068	3,140,068
Dividends declared			[1]		[1]			(11,800,000)	(11,800,000)
Effect of reorganization			[1]		[1]		(11,538)		(11,538)
Balance at Jun. 30, 2024		$ 1,984	[1]	$ 516	[1]	(1,350,000)	3,016,900	9,263,403	10,932,803
Balance (in Shares) at Jun. 30, 2024	[1]	31,736		206,598
Collection of subscription receivable			[1]		[1]	1,350,000			1,350,000
Issuance of common shares for initial public offering		$ 168	[1]		[1]		9,440,780		9,440,948
Issuance of common shares for initial public offering (in Shares)	[1]	2,680
Net income (loss) for the year			[1]		[1]			3,104,267	3,104,267
Balance at Jun. 30, 2025		$ 2,152	[1]	$ 516	[1]		12,457,680	12,367,670	24,828,018
Balance (in Shares) at Jun. 30, 2025	[1]	34,416		206,598
Issuance of shares for private placement		$ 372	[1]		[1]		404,873		405,245
Issuance of shares for private placement (in shares)	[1]	5,960
Issuance of commitment shares and pre-delivery shares for convertible note		$ 264	[1]		[1]		1,999,992		2,000,256
Issuance of commitment shares and pre-delivery shares for convertible note (in Shares)	[1]	4,225
Conversion of convertible note		$ 785	[1]		[1]		1,211,626		1,212,411
Conversion of convertible note (in Shares)	[1]	12,549
Net income (loss) for the year			[1]		[1]			(10,669,186)	(10,669,186)
Fractional shares — reverse split		$ 23	[1]		[1]		(23)
Fractional shares — reverse split (in Shares)	[1]	360
Balance at Jun. 30, 2026		$ 3,596	[1]	$ 516	[1]		$ 16,074,148	$ 1,698,484	$ 17,776,744
Balance (in Shares) at Jun. 30, 2026	[1]	57,510		206,598

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization and share consolidations as described in Note 13.